Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 656,663	¥ 52,789
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	42,152	(15,599)
Credit-related contracts | Loans related to credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 172	¥ (395)

[1]	Amounts include the net gains (losses) of ¥(395) million and ¥172 million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2021 and 2022, respectively.